SHARE-BASED COMPENSATION (Summary of Restricted Stock Unit Activity) (Details) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of options
Outstanding	234,000
Exercised	(31,500)
Forfeited	(34,100)	(9,000)
Outstanding	581,650	234,000
Weighted average fair value at grant date
Outstanding	$ 2.28
Exercised	2.28
Forfeited	$ 2.28	$ 2.36
Outstanding	$ 1.93	$ 2.28
Granted on December 15, 2010 but effective on May 10, 2011 (note) [Member]
Number of options
Granted		183,000	[1]
Weighted average fair value at grant date
Granted		$ 2.36
Granted on May 10, 2011 [Member]
Number of options
Granted		12,000
Weighted average fair value at grant date
Granted		$ 2.36
Granted on August 9, 2011 [Member]
Number of options
Granted		48,000
Weighted average fair value at grant date
Granted		$ 1.98
Granted on January 17, 2012 [Member]
Number of options
Granted	100,000
Weighted average fair value at grant date
Granted	$ 1.87
Granted on May 8, 2012 [Member]
Number of options
Granted	313,250
Weighted average fair value at grant date
Granted	$ 1.69

[1]	The RSU were approved by the shareholder and Board of Directors on May 10, 2011.